Annual Total Returns [BarChart] - Brighthouse Asset Allocation 20 Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	3.48%
Annual Return 2012	9.49%
Annual Return 2013	4.50%
Annual Return 2014	4.73%
Annual Return 2015	(0.23%)
Annual Return 2016	4.76%
Annual Return 2017	7.16%
Annual Return 2018	(2.41%)
Annual Return 2019	12.14%
Annual Return 2020	9.70%